Impairment of non-current assets - Breakdown of oilfields impairment losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of non-current assets
Impairment reversal (loss)	$ (2,741,092)	$ (890,248)	$ 438,020
Oilfields
Impairment of non-current assets
Impairment reversal (loss)	(2,733,105)	(888,156)	521,664
Oil fields in Colombia | Oilfields | Reversal
Impairment of non-current assets
Carrying amount	9,815,365	3,540,732	11,216,641
Recoverable amount	18,112,635	5,563,724	17,575,851
Impairment reversal (loss)	363,911	250,306	499,599
Oil fields in Colombia | Oilfields | Loss
Impairment of non-current assets
Carrying amount	10,048,388	4,870,976	239,046
Recoverable amount	6,951,372	3,732,514	136,698
Impairment reversal (loss)	$ (3,097,016)	$ (1,138,462)	(104,041)
Fields operated abroad | Oilfields | Reversal
Impairment of non-current assets
Carrying amount			1,142,593
Recoverable amount			1,306,219
Impairment reversal (loss)			$ 126,106